Unaudited Pro Forma Results of Operations (Detail) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Business Acquisition, Pro Forma Information [Line Items]
Pro forma net sales	$ 8,778,737	¥ 729,952,000	¥ 660,138,000	¥ 711,514,000
Pro forma net income	$ 654,793	¥ 54,446,000	¥ 52,780,000	¥ 29,113,000
Pro forma net income attributable to Nidec Corporation per share
-basic	$ 4.70	¥ 391.09	¥ 378.91	¥ 202.71
-diluted	$ 4.54	¥ 377.45	¥ 378.91	¥ 199.32